Baywood SociallyResponsible Fund
Baywood SociallyResponsible Fund
Performance Information

The returns presented for the Fund reflect the performance of the City National Rochdale Socially Responsible Equity Fund, a series of City National Rochdale Funds (the "Predecessor Fund"). The Fund has adopted the historical performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund, effective as of the close of business on January 8, 2016.

The Predecessor Fund was sub-advised by the Fund's advisor, SKBA Capital Management, LLC, with the same portfolio managers as the Fund. The Fund is managed in a manner that is in all material respects equivalent to the management of the Predecessor Fund, including the investment objective, strategies, guidelines, and restrictions. The Predecessor Fund was created for purposes entirely unrelated to the establishment of a performance record. The Predecessor Fund qualified since its inception, and the Fund intends to continue to qualify each year, for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code.

The returns presented for periods prior to September 30, 2005 are based on the performance of the predecessor to the Predecessor Fund (the "Prior Predecessor Fund"), which was acquired as the result of a reorganization between the Predecessor Fund and the Prior Predecessor Fund on that date.

The bar chart and table that follow provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Institutional Shares of the Predecessor Fund from year to year. The table shows how the Predecessor Fund's average annual returns for one year, five years and since inception compare to certain broad-based indices. The broad-based indices are the MSCI KLD 400 Social Index, a market capitalization-weighted common stock index of U.S. equities constructed using environmental, social and governance factors, and the Russell 1000® Value Index, which measures the performance of U.S. large capitalization value stocks. Updated performance information is available at www.baywoodfunds.com or by calling (855) 409-2297 (toll free).

Performance information represents only past performance, and does not necessarily indicate future results.

Annual Returns as of December 31

During the period shown, the highest return for a quarter was 18.47% for the quarter ended June 30, 2009, and the lowest return was -25.79% for the quarter ended December 31, 2008.
Average Annual Total Returns (For the periods ended December 31, 2015)
Average Annual Returns - Baywood SociallyResponsible Fund	1 Year	5 Years	10 Years
Institutional Shares	(9.90%)	6.65%	3.87%
Investor Shares	(9.99%)	6.42%	3.62%
After Taxes on Distributions | Institutional Shares	(12.21%)	4.94%	2.82%
After Taxes on Distributions and Sales | Institutional Shares	(4.67%)	5.13%	3.04%
MSCI KLD 400 Social Index (reflects no deduction for fees, expenses or taxes)	0.94%	12.26%	7.22%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	(3.83%)	11.27%	6.16%

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.